Income taxes - Taxes recognized through profit or loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Current tax expenses	€ 85	€ (152)	€ (72)
Current year	(41)	(144)	(56)
Adjustments for prior periods	126	(8)	(16)
Deferred tax (expense)/income	(372)	45	142
Temporary differences	(372)	45	142
Income tax (expenses)/ benefit	(287)	(107)	70
Income taxes recognized directly in other comprehensive income	€ 0	€ 0	€ 0